Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		10.53%	13.55%	13.44%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		15.36%	14.04%	13.43%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		16.99%	14.62%	13.82%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		17.70%	15.35%	14.52%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		17.54%	15.19%	14.39%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		17.27%	14.90%	14.11%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		16.36%	14.04%	13.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	14.11%	13.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	14.11%	13.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	14.11%	13.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	14.11%	13.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	14.11%	13.98%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	[1]	15.88%	14.74%	13.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.88%	14.74%	14.60%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	[2]	15.88%	14.74%	13.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.88%	14.74%	14.60%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	[3]	15.88%	14.74%	13.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.88%	14.74%	14.60%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	[4]	15.88%	14.74%	13.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.88%	14.74%	14.60%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused Equity Linked Benchmark
Average Annual Return, Percent	[5]	15.88%	14.74%	13.57%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.88%	14.74%	14.60%

[1]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[2]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[3]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[4]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[5]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.